UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09987

Floating Rate Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2008

Item 1. Reports to Stockholders

Floating Rate Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS

Senior Floating-Rate Interests — 100.3%(1)
Principal Amount*	Borrower/Tranche Description	Value
Aerospace and Defense — 2.1%
AWAS Capital, Inc.
7,524,143	Term Loan, 5.00%, Maturing March 22, 2013	$5,379,763
CACI International, Inc.
5,021,774	Term Loan, 5.18%, Maturing May 3, 2011	4,306,172
DAE Aviation Holdings, Inc.
567,742	Term Loan, 7.17%, Maturing July 31, 2014	422,968
574,468	Term Loan, 7.37%, Maturing July 31, 2014	427,979
Evergreen International Aviation
6,545,389	Term Loan, 9.00%, Maturing October 31, 2011	4,990,859
Hawker Beechcraft Acquisition
849,135	Term Loan, 5.76%, Maturing March 26, 2014	551,331
12,517,665	Term Loan, 5.76%, Maturing March 26, 2014	8,127,544
Hexcel Corp.
6,128,722	Term Loan, 5.25%, Maturing March 1, 2012	5,454,562
IAP Worldwide Services, Inc.
3,304,190	Term Loan, 9.06%, Maturing December 30, 2012	2,213,807
Jet Aviation Holding, AG
2,641,059	Term Loan, 3.16%, Maturing May 15, 2013	2,231,695
PGS Solutions, Inc.
1,919,717	Term Loan, 4.82%, Maturing February 14, 2013	1,401,393
Spirit AeroSystems, Inc.
3,787,083	Term Loan, 6.50%, Maturing December 31, 2011	3,228,488
TransDigm, Inc.
9,650,000	Term Loan, 5.21%, Maturing June 23, 2013	7,394,312
Vought Aircraft Industries, Inc.
10,000,000	Revolving Loan, 0.00%, Maturing December 22, 2009(2)	8,850,000
4,905,750	Term Loan, 5.62%, Maturing December 17, 2011	3,900,071
4,000,000	Term Loan, 6.42%, Maturing December 17, 2011	3,000,000
1,995,300	Term Loan, 7.50%, Maturing December 22, 2011	1,636,146
		$63,517,090
Air Transport — 0.6%
Delta Air Lines, Inc.
8,514,000	Term loan, 5.36%, Maturing April 30, 2012	$6,027,912
5,472,292	Term Loan - Second Lien, 6.25%, Maturing April 30, 2014	3,146,568
Northwest Airlines, Inc.
11,758,158	DIP Loan, 5.00%, Maturing August 21, 2009	9,568,201
		$18,742,681

Principal Amount*		Borrower/Tranche Description	Value
Automotive — 3.9%
Accuride Corp.
	8,954,274	Term Loan, 7.31%, Maturing January 31, 2012	$6,782,862
Adesa, Inc.
	21,183,104	Term Loan, 6.02%, Maturing October 18, 2013	14,104,409
Allison Transmission, Inc.
	7,767,399	Term Loan, 5.67%, Maturing September 30, 2014	5,334,541
Chrysler Financial
	4,488,665	Term Loan, 6.82%, Maturing August 1, 2014	3,078,475
CSA Acquisition Corp.
	1,916,590	Term Loan, 6.31%, Maturing December 23, 2011	1,336,822
	2,594,944	Term Loan, 6.31%, Maturing December 23, 2011	1,809,973
	2,322,692	Term Loan, 6.31%, Maturing December 23, 2012	1,707,179
Dayco Products, LLC
	8,280,322	Term Loan, 8.01%, Maturing June 21, 2011	2,815,309
Federal-Mogul Corp.
	10,002,591	Term Loan, 5.48%, Maturing December 27, 2014	6,089,078
	7,914,683	Term Loan, 6.12%, Maturing December 27, 2015	4,818,063
Financiere Truck (Investissement)
EUR	1,110,579	Term Loan, 6.97%, Maturing February 15, 2012	969,610
Ford Motor Co.
	10,000,000	Revolving Loan, 0.00%, Maturing December 15, 2013(2)	5,033,330
	7,034,465	Term Loan, 7.59%, Maturing December 15, 2013	3,909,151
Fraikin, Ltd.
GBP	1,392,962	Term Loan, 8.13%, Maturing February 15, 2012(2)	1,479,564
GBP	1,612,016	Term Loan, 8.27%, Maturing February 15, 2012(2)	1,712,236
General Motors Corp.
	17,380,911	Term Loan, 5.80%, Maturing November 29, 2013	9,611,644
Goodyear Tire & Rubber Co.
	16,755,707	Term Loan - Second Lien, 4.78%, Maturing April 30, 2010	11,924,484
HLI Operating Co., Inc.
EUR	425,455	Term Loan, 4.87%, Maturing May 30, 2014	466,346
EUR	7,282,364	Term Loan, 7.67%, Maturing May 30, 2014	7,239,755
Keystone Automotive Operations, Inc.
	6,911,631	Term Loan, 6.78%, Maturing January 12, 2012	3,974,188
Locafroid Services S.A.S.
EUR	1,666,405	Term Loan, 7.30%, Maturing February 15, 2012(2)	1,454,883
Speedy 1, Ltd.
EUR	6,457,254	Term Loan, 6.76%, Maturing August 31, 2013	3,312,613
Tenneco Automotive, Inc.
	5,050,000	Term Loan, 5.50%, Maturing March 17, 2014	3,939,000
TriMas Corp.
	893,750	Term Loan, 4.88%, Maturing August 2, 2011	679,250
	8,042,125	Term Loan, 5.63%, Maturing August 2, 2013	6,112,015
TRW Automotive, Inc.
	6,638,326	Term Loan, 5.21%, Maturing February 2, 2014	5,233,211

See notes to financial statements

Floating Rate Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Automotive (continued)
United Components, Inc.
	7,501,299	Term Loan, 4.81%, Maturing June 30, 2010	$5,710,364
			$120,638,355
Beverage and Tobacco — 0.4%
Culligan International Co.
	17,232,550	Term Loan, 5.76%, Maturing November 24, 2014	$10,554,937
Van Houtte, Inc.
	860,266	Term Loan, 6.26%, Maturing July 11, 2014	696,816
	117,309	Term Loan, 6.26%, Maturing July 11, 2014	95,020
			$11,346,773
Brokers, Dealers and Investment Houses — 0.3%
AmeriTrade Holding Corp.
	10,350,931	Term Loan, 4.50%, Maturing December 31, 2012	$8,655,966
			$8,655,966
Building and Development — 5.2%
401 North Wabash Venture, LLC
	6,495,771	Term Loan, 4.95%, Maturing May 7, 2009(2)	$4,871,828
AIMCO Properties, L.P.
	10,718,750	Term Loan, 5.43%, Maturing March 23, 2011	9,271,719
Banning Lewis Ranch Co., LLC
	13,000,000	Term Loan, 4.68%, Maturing December 3, 2012(2)	12,090,000
Beacon Sales Acquisition, Inc.
	4,473,601	Term Loan, 6.02%, Maturing September 30, 2013	3,355,201
Brickman Group Holdings, Inc.
	4,927,469	Term Loan, 5.12%, Maturing January 23, 2014	3,868,063
Building Materials Corp. of America
	8,153,576	Term Loan, 6.62%, Maturing February 22, 2014	5,691,196
Capital Automotive (REIT)
	4,788,753	Term Loan, 5.47%, Maturing December 16, 2010	3,050,436
Contech Construction Products
	1,821,954	Term Loan, 5.00%, Maturing January 13, 2013	1,216,154
Epco/Fantome, LLC
	9,890,000	Term Loan, 5.80%, Maturing November 23, 2010	9,296,600
Financiere Daunou S.A.
	1,664,521	Term Loan, 5.89%, Maturing May 31, 2015	602,002
EUR	1,067,260	Term Loan, 7.27%, Maturing May 31, 2015	508,160
EUR	2,613,290	Term Loan, 7.27%, Maturing May 31, 2015	1,244,279
	2,452,266	Term Loan, 6.14%, Maturing February 28, 2016	886,904
EUR	1,246,799	Term Loan, 7.52%, Maturing February 28, 2016	593,645
EUR	2,423,776	Term Loan, 7.52%, Maturing February 28, 2016	1,154,044

Principal Amount*	Borrower/Tranche Description	Value
Building and Development (continued)
Forestar USA Real Estate Group, Inc.
10,625,000	Revolving Loan, 5.97%, Maturing December 1, 2010(2)	$9,987,500
5,625,000	Term Loan, 7.48%, Maturing December 1, 2010	5,512,500
General Growth Properties, Inc.
3,782,895	Term Loan, 5.74%, Maturing February 24, 2011	1,369,949
Hearthstone Housing Partners II, LLC
13,040,000	Revolving Loan, 5.92%, Maturing December 1, 2009(2)	8,083,496
Hovstone Holdings, LLC
4,260,000	Term Loan, 6.25%, Maturing February 28, 2009	2,796,264
LNR Property Corp.
9,154,000	Term Loan, 6.04%, Maturing July 3, 2011	5,011,815
Mueller Water Products, Inc.
8,856,431	Term Loan, 5.22%, Maturing May 24, 2014	6,819,452
NCI Building Systems, Inc.
5,975,136	Term Loan, 5.42%, Maturing June 18, 2010	5,078,866
November 2005 Land Investors
608,296	Term Loan, 7.12%, Maturing May 9, 2011	441,015
Panolam Industries Holdings, Inc.
2,925,967	Term Loan, 6.51%, Maturing September 30, 2012	2,516,332
Realogy Corp.
10,357,871	Term Loan, 6.50%, Maturing September 1, 2014	6,663,560
2,788,658	Term Loan, 6.50%, Maturing September 1, 2014	1,794,036
Shea Capital I, LLC
293,787	Term Loan, 5.25%, Maturing October 27, 2011	146,893
South Edge, LLC
8,794,643	Term Loan, 6.25%, Maturing October 31, 2009(5)	1,429,129
Standard Pacific Corp.
4,680,000	Term Loan, 4.56%, Maturing May 5, 2013	3,096,602
TRU 2005 RE Holding Co.
19,825,000	Term Loan, 6.72%, Maturing December 9, 2008	14,488,764
United Subcontractors, Inc.
5,959,915	Term Loan - Second Lien, 12.42%, Maturing June 27, 2013(3)	2,264,768
WCI Communities, Inc.
18,240,601	Term Loan, 8.97%, Maturing December 23, 2010	13,619,655
Wintergames Acquisition ULC
12,929,530	Term Loan, 10.74%, Maturing April 24, 2009	9,566,559
		$158,387,386
Business Equipment and Services — 7.1%
ACCO Brands Corp.
5,207,841	Term Loan, 5.21%, Maturing August 17, 2012	$3,645,489
Activant Solutions, Inc.
5,191,577	Term Loan, 6.07%, Maturing May 1, 2013	3,478,357
Acxiom Corp.
9,700,525	Term Loan, 4.94%, Maturing September 15, 2012	7,081,383

See notes to financial statements

Floating Rate Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Business Equipment and Services (continued)
	Affiliated Computer Services
	5,932,250	Term Loan, 5.26%, Maturing March 20, 2013	$5,023,874
	12,794,582	Term Loan, 5.81%, Maturing March 20, 2013	10,835,411
	Affinion Group, Inc.
	8,935,792	Term Loan, 5.32%, Maturing October 17, 2012	7,126,294
	Education Management, LLC
	11,421,119	Term Loan, 5.56%, Maturing June 1, 2013	8,051,889
	Info USA, Inc.
	1,965,000	Term Loan, 5.77%, Maturing February 14, 2012	1,729,200
	4,328,404	Term Loan, 5.77%, Maturing February 14, 2012	3,808,995
	Information Resources, Inc.
	5,571,512	Term Loan, 4.56%, Maturing May 7, 2014	3,927,916
	Intergraph Corp.
	3,349,524	Term Loan, 4.81%, Maturing May 29, 2014	2,612,629
	iPayment, Inc.
	11,245,967	Term Loan, 5.70%, Maturing May 10, 2013	8,715,624
	ista International GmbH
EUR	9,635,715	Term Loan, 7.12%, Maturing May 14, 2015	7,077,042
EUR	1,914,285	Term Loan, 7.12%, Maturing May 14, 2015	1,405,964
	Kronos, Inc.
	8,796,248	Term Loan, 6.01%, Maturing June 11, 2014	6,025,430
	Language Line, Inc.
	6,778,210	Term Loan, 7.02%, Maturing June 11, 2011	5,727,587
	N.E.W. Holdings I, LLC
	9,531,466	Term Loan, 5.89%, Maturing May 22, 2014	7,363,058
	Protection One, Inc.
	9,223,166	Term Loan, 5.42%, Maturing March 31, 2012	7,470,764
	Quintiles Transnational Corp.
	11,133,433	Term Loan, 5.77%, Maturing March 31, 2013	8,990,247
	Sabre, Inc.
	30,769,734	Term Loan, 5.25%, Maturing September 30, 2014	17,829,338
	Safenet, Inc.
	3,950,000	Term Loan, 7.75%, Maturing April 12, 2014	2,271,250
	Serena Software, Inc.
	2,592,464	Term Loan, 5.50%, Maturing March 10, 2013	2,236,000
	Sitel (Client Logic)
	4,865,854	Term Loan, 6.51%, Maturing January 29, 2014	2,919,512
EUR	941,032	Term Loan, 7.33%, Maturing January 29, 2014	845,572
	Solera Holdings, LLC
EUR	2,999,467	Term Loan, 6.70%, Maturing May 15, 2014	2,867,228
	Solera Nederland Holdings
	3,793,852	Term Loan, 4.57%, Maturing May 15, 2014	2,997,143
	SunGard Data Systems, Inc.
	37,459,070	Term Loan, 4.55%, Maturing February 11, 2013	28,870,230
	3,475,000	Term Loan, 6.75%, Maturing February 28, 2014	2,988,500

	Principal Amount*	Borrower/Tranche Description	Value
	Business Equipment and Services (continued)
	TDS Investor Corp.
	10,862,500	Term Loan, 5.37%, Maturing August 23, 2013	$6,626,125
	13,317,413	Term Loan, 6.01%, Maturing August 23, 2013	8,275,826
	2,672,147	Term Loan, 6.01%, Maturing August 23, 2013	1,660,549
EUR	2,105,820	Term Loan, 7.39%, Maturing August 23, 2013	1,690,903
	Transaction Network Services, Inc.
	4,843,693	Term Loan, 4.80%, Maturing May 4, 2012	4,177,685
	Valassis Communications, Inc.
	743,929	Term Loan, 5.52%, Maturing March 2, 2014	523,230
	4,409,895	Term Loan, 5.52%, Maturing March 2, 2014	3,101,625
	VWR International, Inc.
	7,725,000	Term Loan, 5.67%, Maturing June 28, 2013	5,394,622
	West Corp.
	17,833,643	Term Loan, 5.73%, Maturing October 24, 2013	11,547,284
			$216,919,775
	Cable and Satellite Television — 7.0%
	Atlantic Broadband Finance, LLC
	9,853,155	Term Loan, 6.02%, Maturing February 10, 2011	$9,015,637
	Bresnan Broadband Holdings, LLC
	15,551,500	Term Loan, 4.86%, Maturing March 29, 2014	12,337,518
	1,500,000	Term Loan, 6.06%, Maturing March 29, 2014	1,189,999
	Cequel Communications, LLC
	31,019,697	Term Loan, 6.21%, Maturing November 5, 2013	23,001,974
	Charter Communications Operating, Inc.
	43,138,319	Term Loan, 5.31%, Maturing April 28, 2013	32,481,817
	CSC Holdings, Inc.
	14,920,013	Term Loan, 4.57%, Maturing March 29, 2013	12,969,758
	DirectTV Holdings, LLC
	1,995,000	Term Loan, 5.31%, Maturing April 13, 2013	1,827,919
	Foxco Acquistion Sub., LLC
	3,075,000	Term Loan, 7.25%, Maturing July 2, 2015	2,429,250
	Insight Midwest Holdings, LLC
	25,316,250	Term Loan, 5.93%, Maturing April 6, 2014	20,042,040
	Kabel BW GmbH & Co. KG
EUR	1,490,959	Term Loan, 6.75%, Maturing June 9, 2012	1,401,472
	MCC Iowa, LLC
	1,073,250	Term Loan, 3.64%, Maturing March 31, 2010	931,044
	Mediacom Broadband Group
	7,734,489	Term Loan, 3.89%, Maturing January 31, 2015	5,626,841
	7,860,000	Term Loan, 3.89%, Maturing January 31, 2015	5,718,150
	Mediacom Illinois, LLC
	1,850,000	Term Loan, 2.12%, Maturing September 30, 2012	1,341,250
	14,321,388	Term Loan, 3.64%, Maturing January 31, 2015	10,299,470

See notes to financial statements

Floating Rate Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Cable and Satellite Television (continued)
NTL Investment Holdings, Ltd.
	7,993,878	Term Loan, 5.83%, Maturing March 30, 2012	$5,535,761
GBP	2,139,186	Term Loan, 8.13%, Maturing March 30, 2012	2,308,174
GBP	1,990,985	Term Loan, 8.13%, Maturing March 30, 2012	2,148,266
GBP	3,637,947	Term Loan, 8.15%, Maturing March 30, 2012	3,925,333
GBP	2,224,230	Term Loan, 8.15%, Maturing March 30, 2012	2,399,937
GBP	3,500,000	Term Loan, 8.74%, Maturing March 30, 2013	3,360,861
ProSiebenSat.1 Media AG
EUR	2,019,706	Term Loan, 7.53%, Maturing March 2, 2015	643,554
EUR	600,197	Term Loan, 6.85%, Maturing June 26, 2015	416,198
EUR	12,586,345	Term Loan, 6.85%, Maturing June 26, 2015	8,727,818
EUR	2,019,706	Term Loan, 7.78%, Maturing March 2, 2016	643,554
UPC Broadband Holding B.V.
EUR	6,617,448	Term Loan, 7.01%, Maturing October 16, 2011	5,622,848
EUR	14,937,387	Term Loan, 7.01%, Maturing October 16, 2011	12,692,304
	10,925,000	Term Loan, 5.47%, Maturing December 31, 2014	7,838,687
YPSO Holding SA
EUR	12,899,564	Term Loan, 7.00%, Maturing July 28, 2014	8,117,812
EUR	4,978,165	Term Loan, 7.00%, Maturing July 28, 2014	3,132,805
EUR	8,122,271	Term Loan, 7.00%, Maturing July 28, 2014	5,111,419
			$213,239,470
Chemicals and Plastics — 6.2%
Arizona Chemical, Inc.
EUR	2,842,826	Term Loan, 7.21%, Maturing February 28, 2013	$2,581,618
Brenntag Holding GmbH and Co. KG
	1,963,636	Term Loan, 5.07%, Maturing December 23, 2013	1,364,727
	8,036,364	Term Loan, 5.07%, Maturing December 23, 2013	5,585,273
EUR	3,511,248	Term Loan, 7.14%, Maturing December 23, 2013	3,442,223
EUR	845,455	Term Loan, 7.16%, Maturing December 23, 2013	828,834
EUR	654,545	Term Loan, 7.16%, Maturing December 23, 2013	641,678
EUR	525,062	Term Loan, 7.39%, Maturing December 23, 2014	514,741
EUR	963,689	Term Loan, 7.39%, Maturing December 23, 2014	944,745
EUR	770,053	Term Loan - Second Lien, 9.42%, Maturing June 23, 2015	621,598
EUR	229,947	Term Loan - Second Lien, 9.42%, Maturing June 23, 2015	185,616
Celanese Holdings, LLC
EUR	987,500	Term Loan, 6.78%, Maturing April 6, 2011	948,159
	7,000,000	Term Loan, 4.35%, Maturing April 2, 2014	5,689,999
	14,488,087	Term Loan, 5.55%, Maturing April 2, 2014	11,776,743
Cognis GmbH
EUR	6,426,230	Term Loan, 6.96%, Maturing September 15, 2013	5,168,238
EUR	1,573,770	Term Loan, 6.96%, Maturing September 15, 2013	1,265,691
Columbian Chemicals Acquisition
	4,103,418	Term Loan, 7.01%, Maturing March 16, 2013	2,708,256

Principal Amount*		Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Ferro Corp.
	13,662,500	Term Loan, 5.81%, Maturing June 6, 2012	$12,432,875
First Chemical Holding
EUR	624,358	Term Loan, 7.66%, Maturing December 18, 2014	560,027
EUR	624,358	Term Loan, 8.16%, Maturing December 18, 2015	560,027
Foamex, L.P.
	3,673,125	Term Loan, 8.04%, Maturing February 12, 2013	1,698,820
Georgia Gulf Corp.
	5,112,496	Term Loan, 9.05%, Maturing October 3, 2013	4,095,109
Hexion Specialty Chemicals, Inc.
EUR	1,116,324	Term Loan, 7.39%, Maturing May 5, 2012	917,713
	9,700,000	Term Loan, 4.70%, Maturing May 5, 2013	6,749,580
	2,507,020	Term Loan, 5.06%, Maturing May 5, 2013	1,744,468
	3,326,375	Term Loan, 6.06%, Maturing May 5, 2013	2,314,602
	15,315,090	Term Loan, 6.19%, Maturing May 5, 2013	10,656,745
Huntsman International, LLC
	5,864,329	Term Loan, 4.97%, Maturing August 16, 2012	5,099,873
INEOS Group
EUR	566,586	Term Loan, 7.21%, Maturing December 14, 2011	389,628
EUR	567,621	Term Loan, 8.27%, Maturing December 14, 2011	390,340
	4,773,072	Term Loan, 5.93%, Maturing December 14, 2012	3,066,699
	10,070,804	Term Loan, 5.95%, Maturing December 14, 2013	5,606,084
	10,070,804	Term Loan, 6.45%, Maturing December 14, 2014	5,513,765
Innophos, Inc.
	6,069,669	Term Loan, 6.76%, Maturing August 10, 2010	5,219,916
Invista B.V.
	1,715,856	Term Loan, 5.17%, Maturing April 30, 2010	1,424,161
	8,136,059	Term Loan, 4.92%, Maturing April 29, 2011	6,752,929
	2,841,598	Term Loan, 4.92%, Maturing April 29, 2011	2,358,526
ISP Chemco, Inc.
	8,603,065	Term Loan, 5.06%, Maturing June 4, 2014	6,796,422
Kleopatra
	8,876,250	Term Loan, 6.82%, Maturing January 3, 2016	4,216,219
EUR	5,100,000	Term Loan, 7.88%, Maturing January 3, 2016	3,331,355
Kranton Polymers, LLC
	8,829,700	Term Loan, 5.31%, Maturing May 12, 2013	6,828,298
Lucite International Group Holdings
	4,777,065	Term Loan, 5.37%, Maturing July 7, 2013	4,335,186
	1,691,565	Term Loan, 5.37%, Maturing July 7, 2013	1,347,614
MacDermid, Inc.
	3,410,921	Term Loan, 5.76%, Maturing April 12, 2014	2,276,789
Millenium Inorganic Chemicals
	7,389,138	Term Loan, 6.01%, Maturing April 30, 2014	4,765,994
Momentive Performance Material
	4,950,000	Term Loan, 4.90%, Maturing December 4, 2013	3,856,877

See notes to financial statements

Floating Rate Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
	1,655,736	Term Loan, 5.38%, Maturing December 4, 2013	$1,290,095
Propex Fabrics, Inc.
	5,737,805	Term Loan, 8.00%, Maturing July 31, 2012	1,735,686
Rockwood Specialties Group, Inc.
EUR	1,961,700	Term Loan, 6.23%, Maturing July 30, 2011	1,981,476
	21,023,557	Term Loan, 4.62%, Maturing December 10, 2012	17,607,229
Solo Cup Co.
	2,505,636	Term Loan, 6.65%, Maturing February 27, 2011	2,177,816
TPG Spring UK, Ltd.
EUR	2,271,011	Term Loan, 7.87%, Maturing June 27, 2013	1,727,063
EUR	2,271,011	Term Loan, 8.37%, Maturing June 27, 2013	1,727,063
Wellman, Inc.
	5,098,328	Term Loan, 6.74%, Maturing February 10, 2009(5)	2,416,608
			$190,237,816
Clothing / Textiles — 0.4%
Hanesbrands, Inc.
	6,647,836	Term Loan, 5.26%, Maturing September 5, 2013	$5,681,128
	5,000,000	Term Loan - Second Lien, 7.27%, Maturing March 5, 2014	3,916,665
St. John Knits International, Inc.
	2,518,697	Term Loan, 6.12%, Maturing March 23, 2012	2,103,112
The William Carter Co.
	2,324,514	Term Loan, 4.76%, Maturing July 14, 2012	1,958,403
			$13,659,308
Conglomerates — 2.6%
Amsted Industries, Inc.
	9,598,050	Term Loan, 6.56%, Maturing October 15, 2010	$7,390,498
	6,348,120	Term Loan, 4.73%, Maturing April 5, 2013	5,015,015
Doncasters (Dunde HoldCo 4 Ltd.)
	3,896,883	Term Loan, 4.85%, Maturing July 13, 2015	2,903,178
	3,896,883	Term Loan, 5.35%, Maturing July 13, 2015	2,903,178
GBP	727,123	Term Loan, 7.77%, Maturing July 13, 2015	865,944
GBP	727,123	Term Loan, 8.27%, Maturing July 13, 2015	865,944
Jarden Corp.
	11,041,998	Term Loan, 5.51%, Maturing January 24, 2012	9,040,636
	4,539,827	Term Loan, 5.51%, Maturing January 24, 2012	3,716,983
Johnson Diversey, Inc.
	2,013,241	Term Loan, 4.79%, Maturing December 16, 2010	1,600,527
	8,069,270	Term Loan, 4.79%, Maturing December 16, 2011	6,415,070
Polymer Group, Inc.
	1,000,000	Revolving Loan, 5.00%, Maturing November 22, 2010(2)	850,000
	16,866,627	Term Loan, 5.73%, Maturing November 22, 2012	13,408,968

Principal Amount*		Borrower/Tranche Description	Value
Conglomerates (continued)
RBS Global, Inc.
	2,259,750	Term Loan, 5.76%, Maturing July 19, 2013	$1,796,501
	6,185,246	Term Loan, 6.37%, Maturing July 19, 2013	4,948,197
RGIS Holdings, LLC
	15,181,619	Term Loan, 5.46%, Maturing April 30, 2014	10,424,717
	759,081	Term Loan, 5.62%, Maturing April 30, 2014	521,236
The Manitowoc Company, Inc.
	5,200,000	Term Loan, Maturing August 21, 2014(4)	4,110,600
US Investigations Services, Inc.
	1,969,975	Term Loan, 5.95%, Maturing February 21, 2015	1,398,682
			$78,175,874
Containers and Glass Products — 3.5%
Berry Plastics Corp.
	18,591,565	Term Loan, 4.80%, Maturing April 3, 2015	$13,688,039
Consolidated Container Co.
	5,880,202	Term Loan, 5.75%, Maturing March 28, 2014	3,577,121
Crown Americas, Inc.
	4,751,000	Term Loan, 6.34%, Maturing November 15, 2012	4,180,880
	1,421,000	Term Loan, 6.34%, Maturing November 15, 2012	1,250,480
EUR	4,410,000	Term Loan, 6.87%, Maturing November 15, 2012	5,564,558
Graham Packaging Holdings Co.
	21,364,054	Term Loan, 5.74%, Maturing October 7, 2011	17,497,160
Graphic Packaging International, Inc.
	27,563,286	Term Loan, 5.75%, Maturing May 16, 2014	22,601,894
	3,449,085	Term Loan, 6.86%, Maturing May 16, 2014	2,938,189
JSG Acquisitions
EUR	1,250,000	Term Loan, 6.96%, Maturing December 31, 2014	1,048,090
EUR	1,250,000	Term Loan, 7.11%, Maturing December 31, 2014	1,048,090
OI European Group B.V.
EUR	12,064,500	Term Loan, 6.62%, Maturing June 14, 2013	12,647,425
Owens-Brockway Glass Container
	4,096,569	Term Loan, 6.09%, Maturing June 14, 2013	3,487,204
Pregis Corp.
	2,619,000	Term Loan, 6.01%, Maturing October 12, 2011	2,357,100
Smurfit-Stone Container Corp.
	8,380,393	Term Loan, 4.88%, Maturing November 1, 2011	6,662,412
	3,523,439	Term Loan, 4.90%, Maturing November 1, 2011	2,801,134
	3,773,295	Term Loan, 5.13%, Maturing November 1, 2011	2,999,770
	2,817,651	Term Loan, 5.93%, Maturing November 1, 2011	2,240,033
			$106,589,579

See notes to financial statements

Floating Rate Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Cosmetics / Toiletries — 0.3%
	American Safety Razor Co.
	3,408,214	Term Loan, 5.92%, Maturing July 31, 2013	$2,914,023
	Prestige Brands, Inc.
	6,599,368	Term Loan, 5.82%, Maturing April 7, 2011	5,312,491
			$8,226,514
	Drugs — 0.9%
	Graceway Pharmaceuticals, LLC
	9,702,708	Term Loan, 6.51%, Maturing May 3, 2012	$6,824,235
	Pharmaceutical Holdings Corp.
	2,555,203	Term Loan, 6.51%, Maturing January 30, 2012	2,146,371
	Stiefel Laboratories, Inc.
	2,824,130	Term Loan, 7.00%, Maturing December 28, 2013	2,301,666
	6,171,198	Term Loan, 7.00%, Maturing December 28, 2013	5,029,527
	Warner Chilcott Corp.
	2,041,411	Term Loan, 5.76%, Maturing January 18, 2012	1,687,226
	13,303,070	Term Loan, 5.76%, Maturing January 18, 2012	10,994,987
			$28,984,012
	Ecological Services and Equipment — 0.6%
	Allied Waste Industries, Inc.
	934,293	Term Loan, 4.90%, Maturing January 15, 2012	$893,807
	860,505	Term Loan, 5.44%, Maturing January 15, 2012	823,217
	Big Dumpster Merger Sub, Inc.
	681,934	Term Loan, 6.01%, Maturing February 5, 2013	494,402
	Blue Waste B.V. (AVR Acquisition)
EUR	2,000,000	Term Loan, 7.21%, Maturing April 1, 2015	2,020,162
	Casella Waste Systems, Inc.
	2,958,910	Term Loan, 4.73%, Maturing April 28, 2010	2,581,649
	Environmental Systems Products Holdings, Inc.
	466,049	Term Loan - Second Lien, 13.74%, Maturing December 12, 2010	336,301
	IESI Corp.
	2,267,647	Term Loan, 4.56%, Maturing January 20, 2012	1,882,147
	Sensus Metering Systems, Inc.
	3,000,000	Revolving Loan, 5.00%, Maturing December 17, 2009(2)	2,775,000
	5,511,285	Term Loan, 4.92%, Maturing December 17, 2010	5,097,938
	Wastequip, Inc.
	287,130	Term Loan, 6.01%, Maturing February 5, 2013	208,169
			$17,112,792
	Electronics / Electrical — 2.9%
	Aspect Software, Inc.
	4,253,957	Term Loan, 6.25%, Maturing July 11, 2011	$3,445,706

	Principal Amount*	Borrower/Tranche Description	Value
	Electronics / Electrical (continued)
	Fairchild Semiconductor Corp.
	9,265,411	Term Loan, 5.26%, Maturing June 26, 2013	$6,717,423
	FCI International S.A.S.
	761,894	Term Loan, 6.47%, Maturing November 1, 2013	617,134
	733,492	Term Loan, 6.47%, Maturing November 1, 2013	594,129
	733,492	Term Loan, 6.47%, Maturing November 1, 2013	594,129
	761,894	Term Loan, 6.47%, Maturing November 1, 2013	617,134
	996,924	Term Loan, 6.47%, Maturing November 1, 2013	807,509
	Freescale Semiconductor, Inc.
	35,403,172	Term Loan, 5.47%, Maturing December 1, 2013	24,221,682
	Infor Enterprise Solutions Holdings
	19,522,558	Term Loan, 7.52%, Maturing July 28, 2012	12,348,018
	7,246,846	Term Loan, 7.52%, Maturing July 28, 2012	4,583,630
EUR	2,947,500	Term Loan, 8.14%, Maturing July 28, 2012	2,338,568
	Network Solutions, LLC
	5,722,972	Term Loan, 5.95%, Maturing March 7, 2014	3,290,709
	Open Solutions, Inc.
	10,236,272	Term Loan, 5.96%, Maturing January 23, 2014	5,629,950
	Sensata Technologies Finance Co.
	10,725,635	Term Loan, 5.26%, Maturing April 27, 2013	6,928,761
	Spectrum Brands, Inc.
	145,437	Term Loan, 4.70%, Maturing March 30, 2013	99,806
	2,840,255	Term Loan, 7.58%, Maturing March 30, 2013	1,949,125
	SS&C Technologies, Inc.
	3,418,928	Term Loan, 5.77%, Maturing November 23, 2012	2,606,932
	Vertafore, Inc.
	9,905,040	Term Loan, 5.31%, Maturing January 31, 2012	8,047,845
	1,995,000	Term Loan, 7.06%, Maturing January 31, 2012	1,755,600
			$87,193,790
	Equipment Leasing — 0.0%
	The Hertz Corp.
	8,000	Term Loan, 4.55%, Maturing December 21, 2012	$5,806
	835,057	Term Loan, 4.70%, Maturing December 21, 2012	606,013
			$611,819
	Farming / Agriculture — 0.4%
	BF Bolthouse HoldCo, LLC
	4,287,931	Term Loan, 6.19%, Maturing December 16, 2012	$3,591,142
	Central Garden & Pet Co.
	10,749,240	Term Loan, 4.74%, Maturing February 28, 2014	7,228,864
			$10,820,006

See notes to financial statements

Floating Rate Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Financial Intermediaries — 1.6%
	Asset Acceptence Capital Corp.
	1,478,775	Term Loan, 5.30%, Maturing June 5, 2013	$1,131,263
	Citco III, Ltd.
	10,355,978	Term Loan, 5.13%, Maturing June 30, 2014	8,388,342
	E.A. Viner International Co.
	753,450	Term Loan, 6.77%, Maturing July 31, 2013	708,243
	Grosvenor Capital Management
	4,092,491	Term Loan, 5.59%, Maturing December 5, 2013	3,273,993
	INVESTools, Inc.
	2,304,000	Term Loan, 6.25%, Maturing August 13, 2012	2,096,640
	Jupiter Asset Management Group
GBP	3,764,439	Term Loan, 7.89%, Maturing June 30, 2015	4,574,016
	Lender Processing Services, Inc.
	2,011,188	Term Loan, 5.62%, Maturing July 2, 2014	1,850,292
	LPL Holdings, Inc.
	22,306,740	Term Loan, 5.51%, Maturing December 18, 2014	17,845,392
	Oxford Acquisition III, Ltd.
	11,105,762	Term Loan, 5.58%, Maturing May 24, 2014	7,015,144
	RJO Holdings Corp. (RJ O'Brien)
	4,182,750	Term Loan, 6.00%, Maturing July 31, 2014(3)	3,011,580
			$49,894,905
	Food Products — 3.0%
	Acosta, Inc.
	15,610,266	Term Loan, 5.37%, Maturing July 28, 2013	$11,512,571
	Advantage Sales & Marketing, Inc.
	11,325,711	Term Loan, 5.20%, Maturing March 29, 2013	7,956,312
	American Seafoods Group, LLC
	3,950,358	Term Loan, 5.51%, Maturing September 30, 2012	3,496,067
	BL Marketing, Ltd.
GBP	3,500,000	Term Loan, 8.04%, Maturing December 31, 2013	4,140,053
GBP	2,500,000	Term Loan - Second Lien, 10.09%, Maturing June 30, 2015	2,595,077
	Black Lion Beverages III B.V.
EUR	3,000,000	Term Loan - Second Lien, 9.49%, Maturing January 24, 2016	2,326,052
	Bumble Bee Seafood, LLC
	3,000,000	Term Loan, 5.56%, Maturing May 2, 2012	2,805,000
	Dean Foods Co.
	23,787,626	Term Loan, 5.26%, Maturing April 2, 2014	17,922,502
	Dole Food Company, Inc.
	894,186	Term Loan, 4.69%, Maturing April 12, 2013	655,364
	1,216,597	Term Loan, 5.28%, Maturing April 12, 2013	891,665
	5,021,009	Term Loan, 5.93%, Maturing April 12, 2013	3,679,983

	Principal Amount*	Borrower/Tranche Description	Value
	Food Products (continued)
	MafCo Worldwide Corp.
	812,696	Term Loan, 5.06%, Maturing December 8, 2011	$759,871
	Pinnacle Foods Finance, LLC
	4,000,000	Revolving Loan, 5.27%, Maturing April 2, 2013(2)	2,600,000
	26,731,413	Term Loan, 6.76%, Maturing April 2, 2014	19,407,006
	Reddy Ice Group, Inc.
	12,335,000	Term Loan, 6.50%, Maturing August 9, 2012	9,220,412
	Ruby Acquisitions, Ltd.
GBP	1,955,404	Term Loan, 8.84%, Maturing January 5, 2015	2,438,870
			$92,406,805
	Food Service — 1.9%
	AFC Enterprises, Inc.
	2,044,568	Term Loan, 6.06%, Maturing May 23, 2009	$1,615,208
	Aramark Corp.
	938,909	Term Loan, 4.94%, Maturing January 26, 2014	788,449
	14,365,417	Term Loan, 5.64%, Maturing January 26, 2014	12,063,359
	Buffets, Inc.
	3,811,403	Term Loan, 10.42%, Maturing January 22, 2009	1,181,535
	442,238	Term Loan, 10.42%, Maturing January 22, 2009	137,094
	1,372,645	Term Loan, 10.97%, Maturing May 1, 2013	404,930
	7,868,329	Term Loan, 10.42%, Maturing November 1, 2013	2,321,157
	CBRL Group, Inc.
	2,926,047	Term Loan, 4.30%, Maturing April 27, 2013	2,248,179
	6,452,740	Term Loan, 4.30%, Maturing April 27, 2013	4,957,853
	JRD Holdings, Inc.
	3,715,625	Term Loan, 5.75%, Maturing June 26, 2014	2,823,875
	Maine Beverage Co., LLC
	2,514,286	Term Loan, 5.63%, Maturing June 30, 2010	2,288,000
	OSI Restaurant Partners, LLC
	832,528	Term Loan, 5.28%, Maturing May 9, 2013	437,771
	9,961,625	Term Loan, 5.25%, Maturing May 9, 2014	5,238,151
	QCE Finance, LLC
	8,985,539	Term Loan, 5.81%, Maturing May 5, 2013	5,930,456
	Sagittarius Restaurants, LLC
	4,378,629	Term Loan, 9.50%, Maturing March 29, 2013	2,123,635
	Selecta
CHF	18,404,850	Term Loan, 5.34%, Maturing June 28, 2015	10,633,137
	SSP Financing, Ltd.
	3,954,516	Term Loan, 5.37%, Maturing June 15, 2014	2,016,803
	3,954,516	Term Loan, 5.87%, Maturing June 15, 2015	2,016,803
			$59,226,395

See notes to financial statements

Floating Rate Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Food / Drug Retailers — 1.6%
	General Nutrition Centers, Inc.
	12,588,201	Term Loan, 6.14%, Maturing September 16, 2013	$8,727,815
	Pantry, Inc. (The)
	7,141,634	Term Loan, 4.87%, Maturing May 15, 2014	5,070,560
	65,717	Term Loan, 4.87%, Maturing May 15, 2014	46,659
	Rite Aid Corp.
	24,875,000	Term Loan, 5.01%, Maturing June 1, 2014	18,469,688
	5,050,000	Term Loan, 6.00%, Maturing June 4, 2014	3,989,500
	Roundy's Supermarkets, Inc.
	16,125,212	Term Loan, 5.38%, Maturing November 3, 2011	13,101,735
			$49,405,957
	Forest Products — 1.4%
	Appleton Papers, Inc.
	10,514,400	Term Loan, 5.38%, Maturing June 5, 2014	$8,464,092
	Georgia-Pacific Corp.
	32,315,533	Term Loan, 4.65%, Maturing December 20, 2012	26,920,648
	2,077,383	Term Loan, 5.37%, Maturing December 20, 2012	1,730,576
	Xerium Technologies, Inc.
	9,099,221	Term Loan, 9.26%, Maturing May 18, 2012	6,733,424
			$43,848,740
	Healthcare — 7.9%
	Accellent, Inc.
	3,155,613	Term Loan, 5.31%, Maturing November 22, 2012	$2,177,373
	Advanced Medical Optics, Inc.
	1,955,556	Term Loan, 4.76%, Maturing April 2, 2014	1,422,667
	Alliance Imaging, Inc.
	4,635,234	Term Loan, 5.78%, Maturing December 29, 2011	4,032,654
	American Medical Systems
	7,055,084	Term Loan, 5.44%, Maturing July 20, 2012	6,067,372
	AMN Healthcare, Inc.
	1,938,202	Term Loan, 5.51%, Maturing November 2, 2011	1,686,236
	AMR HoldCo, Inc.
	5,945,458	Term Loan, 4.82%, Maturing February 10, 2012	5,291,458
	Biomet, Inc.
	8,140,000	Term Loan, 6.76%, Maturing December 26, 2014	7,104,185
EUR	7,939,788	Term Loan, 8.14%, Maturing December 26, 2014	8,677,605
	Cardinal Health 409, Inc.
	14,708,800	Term Loan, 6.01%, Maturing April 10, 2014	9,523,948
	Carestream Health, Inc.
	14,076,656	Term Loan, 5.43%, Maturing April 30, 2013	9,267,127
	Carl Zeiss Vision Holding GmbH
EUR	6,371,053	Term Loan, 7.00%, Maturing March 23, 2015	4,750,332

	Principal Amount*	Borrower/Tranche Description	Value
	Healthcare (continued)
	CB Diagnostics AB
	998,084	Term Loan, 5.24%, Maturing January 16, 2015	$824,667
	2,315,036	Term Loan, 5.49%, Maturing January 16, 2016	1,912,799
	Community Health Systems, Inc.
	21,495,283	Term Loan, 5.16%, Maturing July 25, 2014	17,279,521
	Concentra, Inc.
	5,925,000	Term Loan, 6.02%, Maturing June 25, 2014	3,999,375
	CRC Health Corp.
	1,842,202	Term Loan, 6.01%, Maturing February 6, 2013	1,271,119
	3,876,023	Term Loan, 6.01%, Maturing February 6, 2013	2,674,456
	Dako Equity Project Delphi
	1,568,302	Term Loan, 6.01%, Maturing June 12, 2016	823,358
EUR	3,098,534	Term Loan, 7.43%, Maturing June 12, 2016	2,191,826
	DaVita, Inc.
	14,753,556	Term Loan, 4.67%, Maturing October 5, 2012	12,856,676
	Fresenius Medical Care Holdings
	6,698,766	Term Loan, 5.00%, Maturing March 31, 2013	5,707,349
	Gambro Holding AB
	1,292,918	Term Loan, 5.62%, Maturing June 5, 2014	818,848
	1,292,918	Term Loan, 6.12%, Maturing June 5, 2015	818,848
	Hanger Orthopedic Group, Inc.
	3,309,903	Term Loan, 5.18%, Maturing May 30, 2013	2,598,274
	HCA, Inc.
	37,531,815	Term Loan, 6.01%, Maturing November 18, 2013	31,066,960
	Health Management Association, Inc.
	22,826,749	Term Loan, 5.51%, Maturing February 28, 2014	16,092,858
	HealthSouth Corp.
	6,850,671	Term Loan, 5.50%, Maturing March 10, 2013	5,692,716
	Iasis Healthcare, LLC
	158,396	Term Loan, 4.58%, Maturing March 14, 2014	128,301
	592,501	Term Loan, 5.12%, Maturing March 14, 2014	479,925
	1,712,322	Term Loan, 5.12%, Maturing March 14, 2014	1,386,981
	Ikaria Acquisition, Inc.
	1,544,830	Term Loan, 5.67%, Maturing March 28, 2013	1,467,588
	IM U.S. Holdings, LLC
	6,586,376	Term Loan, 5.16%, Maturing June 26, 2014	4,862,939
	inVentiv Health, Inc.
	7,983,938	Term Loan, 5.52%, Maturing July 6, 2014	6,227,471
	Leiner Health Products, Inc.
	820,655	Term Loan, 8.75%, Maturing May 27, 2011(5)	779,623
	LifePoint Hospitals, Inc.
	11,519,064	Term Loan, 4.44%, Maturing April 15, 2012	9,712,011
	MultiPlan Merger Corp.
	3,333,806	Term Loan, 5.63%, Maturing April 12, 2013	2,625,372
	3,739,920	Term Loan, 5.63%, Maturing April 12, 2013	2,945,187

See notes to financial statements

Floating Rate Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Healthcare (continued)
National Mentor Holdings, Inc.
	484,400	Term Loan, 4.94%, Maturing June 29, 2013	$409,318
	7,981,874	Term Loan, 5.77%, Maturing June 29, 2013	6,744,684
Nyco Holdings
	2,859,137	Term Loan, 6.09%, Maturing December 29, 2014	1,521,061
EUR	5,268,945	Term Loan, 7.42%, Maturing December 29, 2014	3,672,558
	2,859,137	Term Loan, 6.84%, Maturing December 29, 2015	1,521,061
EUR	5,268,945	Term Loan, 8.17%, Maturing December 29, 2015	3,672,558
Psychiatric Solutions, Inc.
	991,190	Term Loan, 4.80%, Maturing May 31, 2014	814,015
RadNet Management, Inc.
	2,446,404	Term Loan, 7.06%, Maturing November 15, 2012	1,957,123
ReAble Therapeutics Finance, LLC
	9,181,633	Term Loan, 5.76%, Maturing November 16, 2013	6,932,133
Select Medical Holding Corp.
	1,000,000	Revolving Loan, 5.30%, Maturing February 24, 2010(2)	815,000
	4,640,310	Term Loan, 4.91%, Maturing February 24, 2012	3,573,039
Sunrise Medical Holdings, Inc.
	4,256,450	Term Loan, 7.90%, Maturing May 13, 2010	3,263,846
Vanguard Health Holding Co., LLC
	10,691,766	Term Loan, 5.74%, Maturing September 23, 2011	9,128,095
Viant Holdings, Inc.
	1,829,176	Term Loan, 6.02%, Maturing June 25, 2014	1,088,360
			$242,358,856
Home Furnishings — 1.6%
Dometic Corp.
	2,790,150	Term Loan, 6.42%, Maturing December 31, 2014	$2,092,612
	1,788,692	Term Loan, 6.92%, Maturing December 31, 2014	1,341,519
	421,159	Term Loan, 6.92%, Maturing December 31, 2014	315,869
Hunter Fan Co.
	3,612,211	Term Loan, 5.31%, Maturing April 16, 2014	2,022,838
Interline Brands, Inc.
	5,852,470	Term Loan, 4.75%, Maturing June 23, 2013	4,506,402
	3,064,113	Term Loan, 4.75%, Maturing June 23, 2013	2,359,367
National Bedding Co., LLC
	10,676,721	Term Loan, 5.35%, Maturing August 31, 2011	7,073,328
	1,500,000	Term Loan - Second Lien, 8.40%, Maturing August 31, 2012	945,000
Oreck Corp.
	4,190,876	Term Loan, 5.61%, Maturing February 2, 2012(3)	1,638,633
Sanitec, Ltd. Oy
EUR	4,394,410	Term Loan, 8.38%, Maturing April 7, 2013	3,197,176
EUR	4,394,410	Term Loan, 8.88%, Maturing April 7, 2014	3,215,849

Principal Amount*		Borrower/Tranche Description	Value
Home Furnishings (continued)
Sealy Mattress Co.
	3,000,000	Revolving Loan, 4.26%, Maturing April 6, 2012(2)	$2,670,000
	6,357,539	Term Loan, 4.62%, Maturing August 25, 2012	4,831,729
Simmons Co.
	18,290,235	Term Loan, 5.44%, Maturing December 19, 2011	12,986,067
	2,500,000	Term Loan, 8.35%, Maturing February 15, 2012	443,750
			$49,640,139
Industrial Equipment — 2.3%
CEVA Group PLC U.S.
	333,571	Term Loan, 6.75%, Maturing January 4, 2014	$267,690
	39,740	Term Loan, 6.76%, Maturing January 4, 2014	31,892
EUR	646,202	Term Loan, 7.53%, Maturing January 4, 2014	660,952
EUR	1,097,324	Term Loan, 7.53%, Maturing January 4, 2014	1,122,372
EUR	1,348,618	Term Loan, 7.53%, Maturing January 4, 2014	1,379,402
EUR	1,135,787	Term Loan, 8.14%, Maturing January 4, 2014	1,161,713
EPD Holdings (Goodyear Engineering Products)
	350,477	Term Loan, 5.50%, Maturing July 13, 2014	254,096
	9,377,156	Term Loan, 5.50%, Maturing July 13, 2014	6,798,438
	2,000,000	Term Loan - Second Lien, 8.75%, Maturing July 13, 2015	1,160,000
Flowserve Corp.
	3,597,953	Term Loan, 5.31%, Maturing August 10, 2012	3,220,168
FR Brand Acquisition Corp.
	9,057,050	Term Loan, 6.00%, Maturing February 7, 2014	6,883,358
Generac Acquisition Corp.
	7,763,516	Term Loan, 6.65%, Maturing November 7, 2013	4,903,957
Gleason Corp.
	1,518,056	Term Loan, 5.22%, Maturing June 30, 2013	1,297,938
	1,940,737	Term Loan, 5.22%, Maturing June 30, 2013	1,659,330
Heating Finance PLC (Baxi)
EUR	3,253,597	Term Loan, 7.97%, Maturing December 27, 2010(2)	2,778,404
GBP	2,068,692	Term Loan, 8.42%, Maturing December 27, 2010	1,827,758
Jason, Inc.
	1,912,045	Term Loan, 5.50%, Maturing April 30, 2010	1,491,395
John Maneely Co.
	13,276,263	Term Loan, 7.66%, Maturing December 8, 2013	9,791,244
KION Group GmbH
	2,250,000	Term Loan, 5.12%, Maturing December 23, 2014	1,397,250
	2,250,000	Term Loan, 5.62%, Maturing December 23, 2015	1,397,250
Polypore, Inc.
	1,999,803	Term Loan, 0.00%, Maturing July 3, 2013(2)	1,459,856
	16,248,989	Term Loan, 5.39%, Maturing July 3, 2014	12,674,211
EUR	1,100,565	Term Loan, 6.81%, Maturing July 3, 2014	1,143,221

See notes to financial statements

Floating Rate Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount*	Borrower/Tranche Description	Value
Industrial Equipment (continued)
TFS Acquisition Corp.
4,400,101	Term Loan, 7.26%, Maturing August 11, 2013	$4,092,094
		$68,853,989
Insurance — 1.6%
Alliant Holdings I, Inc.
7,301,250	Term Loan, 6.76%, Maturing August 21, 2014	$5,037,862
CCC Information Services Group, Inc.
4,362,620	Term Loan, 6.02%, Maturing February 10, 2013	3,511,909
Conseco, Inc.
23,269,691	Term Loan, 5.00%, Maturing October 10, 2013	15,416,170
Crump Group, Inc.
6,248,670	Term Loan, 6.71%, Maturing August 4, 2014	4,655,259
Getty Images, Inc.
9,825,000	Term Loan, 8.05%, Maturing July 2, 2015	8,945,662
Hub International Holdings, Inc.
463,115	Term Loan, 6.26%, Maturing June 13, 2014	319,550
6,472,709	Term Loan, 6.26%, Maturing June 13, 2014	4,466,170
U.S.I. Holdings Corp.
7,035,937	Term Loan, 6.52%, Maturing May 4, 2014	5,118,645
		$47,471,227
Leisure Goods / Activities / Movies — 5.7%
24 Hour Fitness Worldwide, Inc.
2,952,002	Term Loan, 6.18%, Maturing June 8, 2012	$2,199,241
AMC Entertainment, Inc.
15,520,225	Term Loan, 5.01%, Maturing January 26, 2013	11,902,073
AMF Bowling Worldwide, Inc.
2,989,488	Term Loan, 5.35%, Maturing June 8, 2013	2,316,853
Bombardier Recreational Products
13,400,000	Term Loan, 6.16%, Maturing June 28, 2013	9,279,500
Carmike Cinemas, Inc.
3,251,838	Term Loan, 6.31%, Maturing May 19, 2012	2,609,600
5,300,251	Term Loan, 6.47%, Maturing May 19, 2012	4,253,452
Cedar Fair, L.P.
4,887,501	Term Loan, 5.12%, Maturing August 31, 2011	3,592,313
3,958,686	Term Loan, 5.12%, Maturing August 30, 2012	2,909,634
Cinemark, Inc.
25,340,700	Term Loan, 4.64%, Maturing October 5, 2013	19,427,878
Dave & Buster's, Inc.
815,456	Term Loan, 6.02%, Maturing March 8, 2013	668,674
2,076,170	Term Loan, 6.02%, Maturing March 8, 2013	1,702,460

Principal Amount*		Borrower/Tranche Description	Value
Leisure Goods / Activities / Movies (continued)
Deluxe Entertainment Services
	5,197,190	Term Loan, 5.67%, Maturing January 28, 2011	$4,157,752
	271,434	Term Loan, 6.01%, Maturing January 28, 2011	217,147
	501,257	Term Loan, 6.01%, Maturing January 28, 2011	401,006
DW Funding, LLC
	4,261,099	Term Loan, 5.93%, Maturing April 30, 2011	3,728,461
Easton-Bell Sports, Inc.
	7,399,927	Term Loan, 5.29%, Maturing March 16, 2012	5,864,442
Fender Musical Instruments Corp.
	4,568,800	Term Loan, 5.17%, Maturing June 9, 2014	2,855,500
	1,310,034	Term Loan, 6.02%, Maturing June 9, 2014	818,771
Mega Blocks, Inc.
	1,886,143	Term Loan, 8.75%, Maturing July 26, 2012	1,084,532
Metro-Goldwyn-Mayer Holdings, Inc.
	44,882,903	Term Loan, 7.01%, Maturing April 8, 2012	22,693,918
National CineMedia, LLC
	13,250,000	Term Loan, 4.57%, Maturing February 13, 2015	9,230,838
Odeon
EUR	1,064,322	Term Loan, 8.27%, Maturing April 2, 2015	1,017,399
GBP	623,547	Term Loan, 8.27%, Maturing April 2, 2015	764,336
EUR	1,064,322	Term Loan, 7.84%, Maturing April 2, 2016	1,017,399
GBP	623,547	Term Loan, 8.65%, Maturing April 2, 2016	764,336
Regal Cinemas Corp.
	23,105,314	Term Loan, 5.26%, Maturing November 10, 2010	17,470,182
Revolution Studios Distribution Co., LLC
	5,951,442	Term Loan, 6.87%, Maturing December 21, 2014	4,939,697
Six Flags Theme Parks, Inc.
	14,390,064	Term Loan, 5.69%, Maturing April 30, 2015	9,425,492
Southwest Sports Group, LLC
	9,500,000	Term Loan, 6.31%, Maturing December 22, 2010	7,362,500
Universal City Development Partners, Ltd.
	8,996,088	Term Loan, 6.68%, Maturing June 9, 2011	7,736,635
WMG Acquisition Corp.
	390,000	Revolving Loan, 0.00%, Maturing February 28, 2010(2)	328,575
	12,380,548	Term Loan, 5.06%, Maturing February 28, 2011	10,028,244
Zuffa, LLC
	2,468,750	Term Loan, 5.81%, Maturing June 20, 2016	1,542,969
			$174,311,809
Lodging and Casinos — 2.9%
Choctaw Resort Development Enterprise
	2,960,870	Term Loan, 5.51%, Maturing November 4, 2011	$2,487,130
Dionysos Leisure Entertainment
EUR	1,500,000	Term Loan, 7.03%, Maturing June 30, 2014	1,402,004
EUR	1,500,000	Term Loan, 7.40%, Maturing June 30, 2015	1,402,004

See notes to financial statements

Floating Rate Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount*		Borrower/Tranche Description	Value
Lodging and Casinos (continued)
Full Moon Holdco 3 Ltd.
GBP	1,500,000	Term Loan, 8.38%, Maturing November 20, 2014	$1,732,063
GBP	1,500,000	Term Loan, 8.88%, Maturing November 20, 2015	1,732,063
Gala Electric Casinos, Ltd.
GBP	5,000,000	Term Loan, 5.98%, Maturing December 12, 2012(2)	4,439,126
GBP	6,566,970	Term Loan, 7.83%, Maturing December 12, 2013	5,793,490
GBP	5,690,605	Term Loan, 8.33%, Maturing December 12, 2014	5,020,347
Green Valley Ranch Gaming, LLC
	7,035,660	Term Loan, 5.00%, Maturing February 16, 2014	3,517,830
Harrah's Operating Co.
	2,985,000	Term Loan, 6.45%, Maturing January 28, 2015	2,048,991
	2,985,000	Term Loan, 6.54%, Maturing January 28, 2015	2,054,259
Herbst Gaming, Inc.
	6,244,796	Term Loan, 10.50%, Maturing December 2, 2011	3,465,862
	2,482,768	Term Loan, 10.50%, Maturing December 2, 2011	1,377,936
Isle of Capri Casinos, Inc.
	4,853,450	Term Loan, 5.51%, Maturing November 30, 2013	3,292,255
	141,577	Term Loan, 5.51%, Maturing November 30, 2013	96,036
	3,402,879	Term Loan, 5.51%, Maturing November 30, 2013	2,308,285
LodgeNet Entertainment Corp.
	5,753,703	Term Loan, 5.77%, Maturing April 4, 2014	3,365,916
New World Gaming Partners, Ltd.
	9,697,552	Term Loan, 6.26%, Maturing June 30, 2014	4,848,776
	954,167	Term Loan, 6.55%, Maturing June 30, 2014	477,083
Penn National Gaming, Inc.
	13,768,775	Term Loan, 5.01%, Maturing October 3, 2012	11,512,224
Scandic Hotels
EUR	1,724,568	Term Loan, 6.80%, Maturing April 25, 2015	1,512,989
EUR	1,724,568	Term Loan, 7.30%, Maturing April 25, 2016	1,512,989
Venetian Casino Resort/Las Vegas Sands Inc.
	23,041,667	Term Loan, 5.52%, Maturing May 23, 2014	13,254,719
	8,984,150	Term Loan, 5.52%, Maturing May 14, 2014	5,168,132
VML US Finance, LLC
	3,333,333	Term Loan, 6.02%, Maturing May 25, 2012	2,141,667
	2,000,000	Term Loan, 6.02%, Maturing May 25, 2013	1,285,000
			$87,249,176
Nonferrous Metals / Minerals — 0.9%
Compass Minerals Group, Inc.
	1,286,731	Term Loan, 5.28%, Maturing December 22, 2012	$1,169,317
Euramax International, Inc.
	1,408,661	Term Loan, 8.00%, Maturing June 28, 2012	727,809
GBP	894,902	Term Loan, 10.60%, Maturing June 29, 2012	720,105

	Principal Amount*	Borrower/Tranche Description	Value
	Nonferrous Metals / Minerals (continued)
	Murray Energy Corp.
	7,599,536	Term Loan, 6.94%, Maturing January 28, 2010	$6,611,597
	Noranda Aluminum Acquisition
	1,955,586	Term Loan, 4.81%, Maturing May 18, 2014	1,564,469
	Novelis, Inc.
	2,014,321	Term Loan, 5.77%, Maturing June 28, 2014	1,438,225
	4,431,505	Term Loan, 5.77%, Maturing June 28, 2014	3,164,095
	Oxbow Carbon and Mineral Holdings
	1,361,188	Term Loan, 5.76%, Maturing May 8, 2014	986,861
	15,204,484	Term Loan, 5.76%, Maturing May 8, 2014	11,023,251
	Tube City IMS Corp.
	1,317,770	Term Loan, 5.76%, Maturing January 25, 2014	905,967
	162,162	Term Loan, 5.76%, Maturing January 25, 2014	111,486
			$28,423,182
	Oil and Gas — 1.5%
	Atlas Pipeline Partners, L.P.
	4,960,000	Term Loan, 5.68%, Maturing July 20, 2014	$4,079,600
	Citgo Petroleum Corp.
	4,815,195	Term Loan, 3.39%, Maturing November 15, 2012	3,599,358
	Dresser, Inc.
	6,094,561	Term Loan, 5.07%, Maturing May 4, 2014	4,435,701
	Dynegy Holdings, Inc.
	26,178,793	Term Loan, 4.62%, Maturing April 2, 2013	19,394,113
	1,281,362	Term Loan, 4.62%, Maturing April 2, 2013	949,275
	Enterprise GP Holdings, L.P.
	2,400,000	Term Loan, 6.68%, Maturing October 31, 2014	2,028,000
	Hercules Offshore, Inc.
	3,268,551	Term Loan, 5.64%, Maturing July 6, 2013	2,230,786
	Targa Resources, Inc.
	5,547,335	Term Loan, 5.14%, Maturing October 31, 2012	4,238,164
	4,983,805	Term Loan, 5.97%, Maturing October 31, 2012	3,807,627
			$44,762,624
	Publishing — 8.6%
	American Media Operations, Inc.
	19,538,711	Term Loan, 7.56%, Maturing January 31, 2013	$13,139,783
	Aster Zweite Beteiligungs GmbH
	6,825,000	Term Loan, 6.13%, Maturing September 27, 2013	4,282,687
EUR	708,499	Term Loan, 7.54%, Maturing September 27, 2013	573,416
	Black Press US Partnership
	917,429	Term Loan, 4.81%, Maturing August 2, 2013	600,916
	1,511,059	Term Loan, 4.81%, Maturing August 2, 2013	989,744

See notes to financial statements

Floating Rate Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Publishing (continued)
	CanWest MediaWorks, Ltd.
	7,307,500	Term Loan, 4.81%, Maturing July 10, 2014	$5,224,862
	Dex Media West, LLC
	6,355,000	Term Loan, 7.54%, Maturing October 24, 2014	3,539,735
	GateHouse Media Operating, Inc.
	13,275,000	Term Loan, 4.81%, Maturing August 28, 2014	3,274,504
	1,825,000	Term Loan, 4.98%, Maturing August 28, 2014	450,167
	7,750,000	Term Loan, 5.07%, Maturing August 28, 2014	3,584,375
	Hanley-Wood, LLC
	7,443,750	Term Loan, 5.28%, Maturing March 8, 2014	3,963,797
	Idearc, Inc.
	42,971,296	Term Loan, 5.74%, Maturing November 17, 2014	18,549,291
	Josten's Corp.
	2,000,000	Revolving Loan, 3.51%, Maturing October 4, 2009(2)	1,920,000
	Local Insight Regatta Holdings, Inc.
	1,745,625	Term Loan, 7.77%, Maturing April 23, 2015	1,443,051
	MediaNews Group, Inc.
	7,349,213	Term Loan, 5.82%, Maturing August 25, 2010	4,042,067
	3,351,985	Term Loan, 7.07%, Maturing August 2, 2013	1,759,792
	Mediannuaire Holding
EUR	7,000,000	Term Loan, 6.62%, Maturing October 24, 2013	4,868,778
EUR	1,937,631	Term Loan, 7.38%, Maturing October 10, 2014	1,101,033
EUR	1,937,631	Term Loan, 7.88%, Maturing October 10, 2015	1,101,033
	Merrill Communications, LLC
	10,274,457	Term Loan, 5.98%, Maturing February 9, 2009	6,678,397
	Nebraska Book Co., Inc.
	8,955,347	Term Loan, 6.38%, Maturing March 4, 2011	6,537,403
	Nelson Education, Ltd.
	297,000	Term Loan, 6.26%, Maturing July 5, 2014	245,025
	Newspaper Holdings, Inc.
	20,650,000	Term Loan, 4.38%, Maturing July 24, 2014	14,455,000
	Nielsen Finance, LLC
	35,008,125	Term Loan, 4.80%, Maturing August 9, 2013	25,520,923
	Philadelphia Newspapers, LLC
	5,002,642	Term Loan, 7.25%, Maturing June 29, 2013	1,500,793
	R.H. Donnelley Corp.
	27,246,954	Term Loan, 6.85%, Maturing June 30, 2010	17,307,483
	6,330,158	Term Loan, 6.76%, Maturing June 30, 2011	4,138,341
	Reader's Digest Association, Inc. (The)
	8,000,000	Revolving Loan, 4.50%, Maturing March 2, 2013(2)	4,840,000
	36,412,932	Term Loan, 5.23%, Maturing March 2, 2014	18,570,595
	Seat Pagine Gialle SpA
EUR	6,526,833	Term Loan, 4.61%, Maturing May 25, 2012	5,690,043
	SGS International, Inc.
	980,959	Term Loan, 6.27%, Maturing December 30, 2011	721,005
	1,108,751	Term Loan, 6.27%, Maturing December 30, 2011	814,932

Principal Amount*		Borrower/Tranche Description	Value
Publishing (continued)
Source Interlink Companies, Inc.
	4,974,811	Term Loan, 6.47%, Maturing August 1, 2014	$3,357,997
Source Media, Inc.
	10,428,574	Term Loan, 8.77%, Maturing November 8, 2011	7,039,287
Springer Science+Business Media
	1,408,469	Term Loan, 5.13%, Maturing May 5, 2010	1,197,198
	8,560	Term Loan, 6.14%, Maturing May 5, 2011	6,013
	1,759,273	Term Loan, 6.51%, Maturing May 5, 2012	1,235,889
	1,508,560	Term Loan, 6.51%, Maturing May 5, 2012	1,059,763
Star Tribune Co. (The)
	8,196,250	Term Loan, 5.05%, Maturing March 5, 2014(5)	2,602,309
Thomas Nelson, Inc.
	1,595,047	Term Loan, 5.75%, Maturing June 12, 2012	1,284,013
TL Acquisitions, Inc.
	2,969,500	Term Loan, 5.62%, Maturing July 5, 2014	2,228,776
Trader Media Corp.
GBP	17,310,500	Term Loan, 8.26%, Maturing March 23, 2015	14,416,853
Tribune Co.
	4,790,857	Term Loan, 7.08%, Maturing May 17, 2009	3,770,405
	14,924,623	Term Loan, 6.00%, Maturing May 17, 2014	5,522,111
	8,553,067	Term Loan, 6.00%, Maturing May 17, 2014	3,840,327
World Directories Acquisition
EUR	8,776,758	Term Loan, 6.72%, Maturing May 31, 2014	6,823,715
Xsys, Inc.
	7,701,575	Term Loan, 6.13%, Maturing September 27, 2013	4,832,738
EUR	2,750,000	Term Loan, 7.54%, Maturing September 27, 2013	2,225,683
EUR	791,501	Term Loan, 7.54%, Maturing September 27, 2013	640,593
	7,866,565	Term Loan, 6.13%, Maturing September 27, 2014	4,936,269
EUR	2,750,000	Term Loan, 7.54%, Maturing September 27, 2014	2,225,683
EUR	1,000,000	Term Loan - Second Lien, 9.37%, Maturing September 27, 2015	414,229
Yell Group, PLC
	19,025,000	Term Loan, 6.12%, Maturing February 10, 2013	13,127,250
			$264,216,072
Radio and Television — 5.1%
Block Communications, Inc.
	6,909,637	Term Loan, 5.27%, Maturing December 22, 2011	$5,562,258
Citadel Broadcasting Corp.
	32,925,000	Term Loan, 5.07%, Maturing June 12, 2014	17,944,125
CMP Susquehanna Corp.
	2,000,000	Term Loan, 5.06%, Maturing May 5, 2011(2)	1,510,000
	10,173,184	Term Loan, 5.17%, Maturing May 5, 2013	4,577,933
Cumulus Media, Inc.
	14,268,940	Term Loan, 4.76%, Maturing June 11, 2014	8,311,658

See notes to financial statements

Floating Rate Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Radio and Television (continued)
	Discovery Communications, Inc.
	6,462,938	Term Loan, 5.76%, Maturing April 30, 2014	$5,357,776
	Emmis Operating Co.
	6,027,289	Term Loan, 5.54%, Maturing November 2, 2013	3,465,691
	Entravision Communications Corp.
	897,560	Term Loan, 6.38%, Maturing September 29, 2013	616,325
	Gray Television, Inc.
	8,700,058	Term Loan, 5.04%, Maturing January 19, 2015	4,959,033
	HIT Entertainment, Inc.
	1,445,882	Term Loan, 4.80%, Maturing March 20, 2012	903,676
	Local TV Finance, LLC
	1,975,000	Term Loan, 4.87%, Maturing May 7, 2013	1,194,875
	NEP II, Inc.
	5,313,997	Term Loan, 6.01%, Maturing February 16, 2014	3,905,788
	Nexstar Broadcasting, Inc.
	10,874,645	Term Loan, 5.51%, Maturing October 1, 2012	7,557,878
	8,310,941	Term Loan, 5.51%, Maturing October 1, 2012	5,776,104
	NextMedia Operating, Inc.
	690,164	Term Loan, 7.26%, Maturing November 15, 2012	472,762
	307,803	Term Loan, 8.28%, Maturing November 15, 2012	210,845
	PanAmSat Corp.
	6,420,136	Term Loan, 6.65%, Maturing January 3, 2014	5,328,713
	6,418,195	Term Loan, 6.65%, Maturing January 3, 2014	5,327,102
	6,418,195	Term Loan, 6.65%, Maturing January 3, 2014	5,327,102
	Paxson Communications Corp.
	14,925,000	Term Loan, 8.00%, Maturing January 15, 2012	8,283,375
	Raycom TV Broadcasting, LLC
	8,333,373	Term Loan, 3.69%, Maturing June 25, 2014	6,875,032
	Spanish Broadcasting System, Inc.
	11,785,273	Term Loan, 5.52%, Maturing June 10, 2012	5,465,420
	Tyrol Acquisition 2 SAS
EUR	6,300,000	Term Loan, 6.50%, Maturing January 19, 2015	4,898,096
EUR	6,300,000	Term Loan, 7.40%, Maturing January 19, 2016	4,898,096
	Univision Communications, Inc.
	6,219,313	Term Loan - Second Lien, 5.50%, Maturing March 29, 2009	5,457,447
	45,733,221	Term Loan, 5.25%, Maturing September 29, 2014	24,856,006
	Young Broadcasting, Inc.
	8,305,988	Term Loan, 6.30%, Maturing November 3, 2012	5,492,334
	975,000	Term Loan, 6.56%, Maturing November 3, 2012	644,719
			$155,180,169
	Rail Industries — 0.4%
	Kansas City Southern Railway Co.
	7,916,324	Term Loan, 5.21%, Maturing April 26, 2013	$6,847,620
	1,975,000	Term Loan, 5.06%, Maturing April 28, 2013	1,678,750

Principal Amount*		Borrower/Tranche Description	Value
Rail Industries (continued)
Rail America, Inc.
	243,200	Term Loan, 7.88%, Maturing August 14, 2009	$217,664
	3,756,800	Term Loan, 7.88%, Maturing August 13, 2010	3,362,336
			$12,106,370
Retailers (Except Food and Drug) — 2.1%
American Achievement Corp.
	4,418,922	Term Loan, 5.07%, Maturing March 25, 2011	$3,977,029
Amscan Holdings, Inc.
	4,407,875	Term Loan, 5.41%, Maturing May 25, 2013	3,305,906
Claire's Stores, Inc.
	5,996,762	Term Loan, 5.85%, Maturing May 24, 2014	2,975,893
Cumberland Farms, Inc.
	2,872,976	Term Loan, 5.26%, Maturing September 29, 2013	2,370,205
Harbor Freight Tools USA, Inc.
	7,972,206	Term Loan, 5.43%, Maturing July 15, 2010	5,739,989
Josten's Corp.
	5,046,422	Term Loan, 5.17%, Maturing October 4, 2011	4,207,454
Mapco Express, Inc.
	3,209,939	Term Loan, 5.93%, Maturing April 28, 2011	2,006,212
Neiman Marcus Group, Inc.
	1,742,467	Term Loan, 4.57%, Maturing April 5, 2013	1,324,820
Orbitz Worldwide, Inc.
	9,657,475	Term Loan, 6.39%, Maturing July 25, 2014	6,204,928
Oriental Trading Co., Inc.
	2,000,000	Term Loan - Second Lien, 9.12%, Maturing January 31, 2013	833,334
	13,291,547	Term Loan, 5.25%, Maturing July 31, 2013	8,157,687
Rent-A-Center, Inc.
	5,877,295	Term Loan, 4.95%, Maturing November 15, 2012	4,760,609
Rover Acquisition Corp.
	1,960,050	Term Loan, 5.74%, Maturing October 26, 2013	1,475,918
Savers, Inc.
	2,775,838	Term Loan, 5.75%, Maturing August 11, 2012	2,192,912
	3,036,743	Term Loan, 5.75%, Maturing August 11, 2012	2,399,027
The Yankee Candle Company, Inc.
	6,171,985	Term Loan, 5.76%, Maturing February 6, 2014	4,166,090
Vivarte
EUR	5,688,988	Term Loan, 7.20%, Maturing May 29, 2015	3,159,319
EUR	247,396	Term Loan, 7.20%, Maturing May 29, 2015	137,389
EUR	63,616	Term Loan, 7.20%, Maturing May 29, 2015	35,329
EUR	5,688,988	Term Loan, 7.70%, Maturing May 29, 2016	3,159,319
EUR	247,396	Term Loan, 7.70%, Maturing May 29, 2016	137,389
EUR	63,616	Term Loan, 7.70%, Maturing May 29, 2016	35,328
			$62,762,086

See notes to financial statements

Floating Rate Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

	Principal Amount*	Borrower/Tranche Description	Value
	Steel — 0.1%
	Algoma Acquisition Corp.
	2,313,070	Term Loan, 6.00%, Maturing June 20, 2013	$1,873,586
			$1,873,586
	Surface Transport — 0.4%
	Delphi Acquisition Holding, Inc.
	282,788	Term Loan, 5.05%, Maturing April 10, 2015	$173,915
	1,183,488	Term Loan, 6.01%, Maturing April 10, 2015	727,845
	1,466,276	Term Loan, 6.64%, Maturing April 10, 2016	901,760
	Ozburn-Hessey Holding Co., LLC
	3,877,326	Term Loan, 6.61%, Maturing August 9, 2012	3,470,207
	Swift Transportation Co., Inc.
	6,000,000	Term Loan, 4.09%, Maturing May 10, 2012	3,829,998
	8,084,884	Term Loan, 6.06%, Maturing May 10, 2014	4,689,233
			$13,792,958
	Telecommunications — 3.6%
	Alaska Communications Systems Holdings, Inc.
	2,612,663	Term Loan, 5.51%, Maturing February 1, 2012	$2,138,029
	8,111,697	Term Loan, 5.51%, Maturing February 1, 2012	6,638,070
	Alltell Communication
	6,964,824	Term Loan, 5.32%, Maturing May 16, 2014	6,647,925
	7,766,500	Term Loan, 5.50%, Maturing May 16, 2015	7,434,001
	Asurion Corp.
	16,000,000	Term Loan, 6.06%, Maturing July 13, 2012	11,973,328
	2,000,000	Term Loan - Second Lien, 10.84%, Maturing January 13, 2013	1,346,666
	BCM Luxembourg, Ltd.
EUR	2,500,000	Term Loan, 6.38%, Maturing September 30, 2014	2,032,200
EUR	2,500,000	Term Loan, 6.63%, Maturing September 30, 2015	2,032,200
	Cellular South, Inc.
	2,981,250	Term Loan, 4.75%, Maturing May 29, 2014	2,519,156
	6,852,003	Term Loan, 5.08%, Maturing May 29, 2014	5,789,943
	Centennial Cellular Operating Co., LLC
	4,500,000	Revolving Loan, 0.00%, Maturing February 9, 2010(2)	3,982,500
	9,147,788	Term Loan, 5.64%, Maturing February 9, 2011	7,867,097
	CommScope, Inc.
	12,293,609	Term Loan, 6.10%, Maturing November 19, 2014	9,466,079
	FairPoint Communications, Inc.
	4,100,000	Term Loan, 5.75%, Maturing March 31, 2015	2,895,625
	Intelsat Subsidiary Holding Co.
	7,656,094	Term Loan, 6.65%, Maturing July 3, 2013	6,344,988

	Principal Amount*	Borrower/Tranche Description	Value
	Telecommunications (continued)
	IPC Systems, Inc.
	9,134,375	Term Loan, 6.01%, Maturing May 31, 2014	$4,727,039
GBP	3,413,946	Term Loan, 8.56%, Maturing May 31, 2014	2,747,117
	Macquarie UK Broadcast Ventures, Ltd.
GBP	6,867,100	Term Loan, 7.67%, Maturing December 26, 2014	8,661,665
	NTelos, Inc.
	5,835,022	Term Loan, 5.37%, Maturing August 24, 2011	5,022,980
	Palm, Inc.
	5,791,500	Term Loan, 7.27%, Maturing April 24, 2014	3,243,240
	Telesat Canada, Inc.
	4,640,019	Term Loan, 6.34%, Maturing October 22, 2014	3,553,480
	398,514	Term Loan, 6.59%, Maturing October 22, 2014	305,195
	Windstream Corp.
	4,333,187	Term Loan, 6.05%, Maturing July 17, 2013	3,787,747
			$111,156,270
	Utilities — 1.7%
	AEI Finance Holding, LLC
	1,604,820	Revolving Loan, 6.76%, Maturing March 30, 2012	$1,067,205
	10,429,675	Term Loan, 6.76%, Maturing March 30, 2014	6,935,734
	BRSP, LLC
	13,750,825	Term Loan, 5.86%, Maturing July 13, 2009	9,823,590
	Covanta Energy Corp.
	2,909,601	Term Loan, 3.95%, Maturing February 9, 2014	2,424,667
	4,831,525	Term Loan, 4.63%, Maturing February 9, 2014	4,026,269
	NRG Energy, Inc.
	8,553,146	Term Loan, 5.26%, Maturing June 1, 2014	7,448,362
	17,415,269	Term Loan, 5.26%, Maturing June 1, 2014	15,165,791
	NSG Holdings, LLC
	202,483	Term Loan, 4.32%, Maturing June 15, 2014	157,937
	1,474,705	Term Loan, 4.32%, Maturing June 15, 2014	1,150,270
	TXU Texas Competitive Electric Holdings Co., LLC
	4,261,750	Term Loan, 6.44%, Maturing October 10, 2014	3,327,361
	1,286,788	Term Loan, 6.66%, Maturing October 10, 2014	1,009,413
			$52,536,599
Total Senior Floating-Rate Interests (identified cost $4,393,174,631)			$3,064,536,920

See notes to financial statements

Floating Rate Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Corporate Bonds & Notes — 0.3%
Principal Amount (000's omitted)	Security	Value
Commercial Services — 0.0%
Environmental Systems Products, Inc., Junior Notes (PIK)
$1,346	18.00%, 3/31/15(3)	$107,680
		$107,680
Electronics / Electrical — 0.1%
NXP BV/NXP Funding, LLC, Variable Rate
$6,300	7.503%, 10/15/13	$2,795,625
		$2,795,625
Radio and Television — 0.1%
Paxson Communications Corp., Variable Rate
$3,000	8.003%, 1/15/12(6)	$1,665,000
		$1,665,000
Telecommunications — 0.1%
Qwest Corp., Sr. Notes, Variable Rate
$5,850	6.069%, 6/15/13	$4,270,500
		$4,270,500
Total Corporate Bonds & Notes (identified cost $15,169,200)		$8,838,505
Common Stocks — 0.0%
Shares	Security	Value
Automotive — 0.0%
105,145	Hayes Lemmerz International(8)	$139,843
		$139,843
Commercial Services — 0.0%
2,484	Environmental Systems Products Holdings, Inc.(3)(8)(9)	$0
		$0
Total Common Stocks (identified cost $1,051,450)		$139,843

Asset Backed Securities — 0.3%
Principal Amount (000's omitted)	Security	Value
Alzette European CLO SA, Series 2004-1A, Class E2,
$955	11.86%, 12/15/20(6)(7)	$675,576
Assemblies of God Financial Real Estate, Series 2004-1A, Class A,
4,234	4.954%, 6/15/29(6)(7)	3,673,526
Avalon Capital Ltd. 3, Series 1A, Class D,
1,140	4.761%, 2/24/19(6)(7)	446,082
Babson Ltd., Series 2005-1A, Class C1,
1,500	6.703%, 4/15/19(6)(7)	516,300
Bryant Park CDO Ltd., Series 2005-1A, Class C,
1,500	6.803%, 1/15/19(6)(7)	540,300
Carlyle High Yield Partners, Series 2004-6A, Class C,
1,500	5.253%, 8/11/16(6)(7)	614,400
Centurion CDO 8 Ltd., Series 2005-8A, Class D,
1,000	8.315%, 3/8/17(7)	438,500
Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D,
2,000	6.769%, 1/15/18(6)(7)	693,800
Total Asset Backed Securities (identified cost $13,771,129)		$7,598,484
Preferred Stocks — 0.0%
Shares	Security	Value
Automotive — 0.0%
350	Hayes Lemmerz International(8)(9)	$2,593
		$2,593
Commercial Services — 0.0%
1,138	Environmental Systems Products Holdings, Series A(3)(8)(9)	$26,140
		$26,140
Total Preferred Stocks (identified cost $37,415)		$28,733
Closed-End Investment Companies — 0.0%
Shares	Security	Value
4,000	Pioneer Floating Rate Trust	$37,440
Total Closed-End Investment Companies (identified cost $72,148)		$37,440

See notes to financial statements

Floating Rate Portfolio as of October 31, 2008

PORTFOLIO OF INVESTMENTS CONT'D

Short-Term Investments — 2.9%
Description	Interest (000's omitted)	Value
Cash Management Portfolio, 1.90%(10)	$89,685	$89,684,741
Total Short-Term Investments (identified cost $89,684,741)		$89,684,741
Total Investments — 103.8% (identified cost $4,512,961,904)		$3,170,864,966
Less Unfunded Loan Commitments — (2.1)%		$(64,511,676)
Net Investments — 101.6% (identified cost $4,448,449,038)		$3,106,353,290
Other Assets, Less Liabilities — (1.6)%		$(50,142,942)
Net Assets — 100.0%		$3,056,210,348

DIP - Debtor in Possession

CHF - Swiss Franc

EUR - Euro

GBP - British Pound Sterling

*  In U.S. dollars unless otherwise indicated.

(1)  Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Unfunded or partially unfunded loan commitments. See Note 1G for description.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)  This Senior Loan will settle after October 31, 2008, at which time the interest rate will be determined.

(5)  Defaulted security. Currently the issuer is in default with respect to interest payments.

(6)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, the aggregate value of the securities is $8,824,984 or 0.3% of the Portfolio's net assets.

(7)  Variable rate security. The stated interest rate represents the rate in effect at October 31, 2008.

(8)  Non-income producing security.

(9)  Restricted security.

(10)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2008.

See notes to financial statements

Floating Rate Portfolio as of October 31, 2008

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2008

Assets
Unaffiliated investments, at value (identified cost, $4,358,764,297)	$3,016,668,549
Affiliated investment, at value (identified cost, $89,684,741)	89,684,741
Cash	6,680,852
Foreign currency, at value (identified cost, $427,630)	422,266
Receivable for investments sold	12,925,104
Dividends and interest receivable	26,264,772
Interest receivable from affiliated investment	59,234
Receivable for open forward foreign currency contracts	5,655,728
Receivable for closed swap contracts	29,078
Other assets	460,063
Total assets	$3,158,850,387
Liabilities
Demand note payable	$95,000,000
Payable for investments purchased	5,635,000
Payable to affiliate for investment adviser fee	1,486,533
Payable to affiliate for Trustees' fees	4,208
Accrued expenses	514,298
Total liabilities	$102,640,039
Net Assets applicable to investors' interest in Portfolio	$3,056,210,348
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$4,390,444,310
Net unrealized depreciation (computed on the basis of identified cost)	(1,334,233,962)
Total	$3,056,210,348

Statement of Operations

For the Year Ended
October 31, 2008

Investment Income
Interest	$330,634,108
Dividends	8,326
Interest income allocated from affiliated investment	1,994,996
Expenses allocated from affiliated investment	(290,973)
Total investment income	$332,346,457
Expenses
Investment adviser fee	$23,832,329
Trustees' fees and expenses	42,363
Legal and accounting services	855,248
Custodian fee	601,363
Interest expense	6,467,294
Miscellaneous	267,400
Total expenses	$32,065,997
Deduct — Reduction of custodian fee	$41,071
Total expense reductions	$41,071
Net expenses	$32,024,926
Net investment income	$300,321,531
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(117,374,984)
Swap contracts	557,608
Foreign currency and forward foreign currency exchange contract transactions	56,156,256
Net realized loss	$(60,661,120)
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(1,244,749,851)
Swap contracts	(1,169,695)
Foreign currency and forward foreign currency exchange contracts	12,061,061
Net change in unrealized appreciation (depreciation)	$(1,233,858,485)
Net realized and unrealized loss	$(1,294,519,605)
Net decrease in net assets from operations	$(994,198,074)

See notes to financial statements

Floating Rate Portfolio as of October 31, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended October 31, 2008	Year Ended October 31, 2007
From operations — Net investment income	$300,321,531	$532,790,844
Net realized loss from investment transactions, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(60,661,120)	(77,108,718)
Net change in unrealized appreciation (depreciation) of investments, swap contracts, and foreign currency and forward foreign currency exchange contracts	(1,233,858,485)	(134,160,493)
Net increase (decrease) in net assets from operations	$(994,198,074)	$321,521,633
Capital transactions — Contributions	$1,218,146,557	$3,205,618,648
Withdrawals	(4,019,337,678)	(4,106,033,877)
Net decrease in net assets from capital transactions	$(2,801,191,121)	$(900,415,229)
Net decrease in net assets	$(3,795,389,195)	$(578,893,596)
Net Assets
At beginning of year	$6,851,599,543	$7,430,493,139
At end of year	$3,056,210,348	$6,851,599,543

See notes to financial statements

Floating Rate Portfolio as of October 31, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended October 31,
	2008	2007	2006	2005	2004
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	0.70%	0.58%	0.54%	0.54%	0.56%
Net investment income	6.50%	6.94%	6.44%	4.68%	3.27%
Portfolio Turnover	7%	61%	50%	57%	67%
Total Return	(22.24)%	4.62%	6.36%	4.77%	3.93%
Net assets, end of year (000's omitted)	$3,056,210	$6,851,600	$7,430,493	$6,506,058	$5,389,638

(1)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

See notes to financial statements

Floating Rate Portfolio as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Floating Rate Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2008, Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Strategic Income Fund, Eaton Vance Diversified Income Fund, and Eaton Vance Low Duration Fund held an interest of 65.0%, 16.2%, 13.0%, 3.0%, and 0.3%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the following valuation techniques: (i) a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality; (ii) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (iii) a discounted cash flow analysis; or (iv) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser's Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Debt obligations, including listed securities and securities for which price quotations are available, will normally be valued on the basis of market quotations provided by independent pricing services. The pricing services consider various factors relating to bonds and/or market transactions to determine market value. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Credit default swaps are generally valued by a broker-dealer (usually the counterparty for the agreement). Forward foreign currency exchange contracts are generally valued using prices supplied by a pricing vendor. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR),

Floating Rate Portfolio as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act, pursuant to which Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management may value its investment securities based on available market quotations provided by a pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of October 31, 2008, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. The commitments are disclosed in the accompanying Portfolio of Investments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the

Floating Rate Portfolio as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Credit Default Swaps — The Portfolio may enter into credit default swap contracts to buy or sell protection against default on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract in the event of default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Up-front payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate 0.575% of the Portfolio's average daily net assets up $1 billion, 0.525% from $1 billion up to $2 billion, 0.500% from $2 billion up to $5 billion, 0.480% from $5 billion up to $10 billion and 0.460% of average daily net assets of $10 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee. For the year ended October 31, 2008, the Portfolio's adviser fee totaled $24,109,418 of which $277,089 was allocated from Cash Management and $23,832,329 was paid or accrued directly by the Portfolio. For the year ended October 31, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.52% of the Portfolio's average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $305,846,387 and $2,799,603,561, respectively, for the year ended October 31, 2008.

Floating Rate Portfolio as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,448,683,412
Gross unrealized appreciation	$298,177
Gross unrealized depreciation	(1,342,628,299)
Net unrealized depreciation	$(1,342,330,122)

The net unrealized appreciation on foreign currency and forward foreign currency exchange contracts on a federal tax basis was $2,206,058.

5  Restricted Securities

At October 31, 2008, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost		Value
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$0
Environmental Systems Products Holdings Preferred, Series A	10/25/07	1,138	19,915		26,140
Hayes Lemmerz International	6/23/03	350	17,500		2,593
Total Restricted Securities			$37,415		$28,733

(1)  Less than $0.50.

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In exchange for	Net Unrealized Appreciation
11/28/2008	British Pound Sterling 51,166,298	United States Dollar 83,747,462	$1,525,778
11/28/2008	Euro 177,086,674	United States Dollar 229,348,494	3,852,330
11/28/2008	Swiss Franc 12,331,250	United States Dollar 10,914,059	277,620
			$5,655,728

At October 31, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $1 billion ($1.5 billion prior to March 24, 2008) unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% (0.07% prior to March 24, 2008) on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At October 31, 2008, the Portfolio had a balance outstanding pursuant to this line of credit of $95,000,000 at an interest rate of 3.59%. Average borrowings and the average interest rate for the year ended October 31, 2008 were $140,669,399 and 4.16%, respectively.

Floating Rate Portfolio as of October 31, 2008

NOTES TO FINANCIAL STATEMENTS CONT'D

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign stock markets, broker-dealers and issuers than in the United States.

9  Concentration of Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value.

10  Recently Issued Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of October 31, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), "Disclosures about Derivative Instruments and Hedging Activities". FAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio's financial statement disclosures.

Floating Rate Portfolio as of October 31, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Floating Rate Portfolio:

We have audited the accompanying statement of assets and liabilities of Floating Rate Portfolio (the "Portfolio"), including the portfolio of investments, as of October 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2008, by correspondence with the custodian, brokers, and selling agent banks; where replies were not received from brokers and selling agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Floating Rate Portfolio as of October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 18, 2008

Eaton Vance Floating-Rate Fund
Floating Rate Portfolio

SPECIAL MEETING OF SHAREHOLDERS (Unaudited)

Eaton Vance Floating-Rate Fund

The Fund held a Special Meeting of Shareholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld
Benjamin C. Esty	247,222,776	3,199,018
Thomas E. Faust Jr.	247,241,623	3,180,172
Allen R. Freedman	247,175,395	3,246,400
William H. Park	247,201,150	3,220,645
Ronald A. Pearlman	247,180,461	3,241,334
Helen Frame Peters	247,190,029	3,231,766
Heidi L. Steiger	247,194,566	3,227,229
Lynn A. Stout	247,209,562	3,212,233
Ralph F. Verni	247,141,045	3,280,750

Each nominee was also elected a Trustee of the Floating Rate Portfolio.

Floating Rate Portfolio

The Portfolio held a Special Meeting of Interestholders on November 14, 2008 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld
Benjamin C. Esty	97%	1%
Thomas E. Faust Jr.	97%	1%
Allen R. Freedman	97%	1%
William H. Park	97%	1%
Ronald A. Pearlman	97%	1%
Helen Frame Peters	97%	1%
Heidi L. Steiger	97%	1%
Lynn A. Stout	97%	1%
Ralph F. Verni	97%	1%

Results are rounded to the nearest whole number.

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Floating Rate Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Floating-Rate Fund (the "Fund") invests, with Boston Management and Research (the "Adviser"), including the fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the experience and abilities of such personnel in analyzing factors such as the special considerations relevant to investing in senior floating-rate loans. Specifically, the Board noted the experience of the Adviser's large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance Floating-Rate Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2007 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Floating-Rate Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Floating Rate Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "Parametric" refers to Parametric Portfolio Associates and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee and President of the Trust	Trustee since 2007 and President of the Trust since 2002	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or Officer of 173 registered investment companies and 4 private companies managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.	173	Director of EVC

Noninterested Trustees

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration.	173	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	173	Director of Assurant, Inc. and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	173	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	173	None

Helen Frame Peters 3/22/48	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College (since 2003), Adjunct Professor of Finance, Peking University, Beijing, China (since 2005). Formerly, Dean, Carroll School of Management, Boston College (2000-2003).	173	Director of Federal Home Loan Bank of Boston (a bank for banks) and BJ's Wholesale Clubs (wholesale club retailer); Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds)

Eaton Vance Floating-Rate Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustees (continued)

Heidi L. Steiger 7/8/53	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Advisor (since 2008), President (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	173	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider) and Aviva USA (insurance provider)

Lynn A. Stout 9/14/57	Trustee	Of the Trust since 1998 and of the Portfolio since 2000	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.	173	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor.	173	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
William H. Ahern, Jr. 7/28/59	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 75 registered investment companies managed by EVM or BMR.

John R. Baur 2/10/70	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Previously, attended Johnson Graduate School of Management, Cornell University (2002-2005), and prior thereto he was an Account Team Representative in Singapore for Applied Materials Inc. Officer of 33 registered investment companies managed by EVM or BMR.

Michael A. Cirami 12/24/75	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Previously, attended the University of Rochester William E. Simon Graduate School of Business Administration (2001-2003), and prior thereto he was a Team Leader for the Institutional Services Group for State Street Bank in Luxembourg. Officer of 33 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 90 registered investment companies managed by EVM or BMR.

Charles B. Gaffney 12/4/72	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Previously, Sector Portfolio Manager and Senior Equity Analyst of Brown Brothers Harriman (1997-2003). Officer of 30 registered investment companies managed by EVM or BMR.

Christine M. Johnston 11/9/72	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 35 registered investment companies managed by EVM or BMR.

Aamer Khan 6/7/60	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 33 registered investment companies managed by EVM or BMR.

Thomas H. Luster 4/8/62	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 51 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President of the Trust	Since 1998	Vice President of EVM and BMR. Officer of 90 registered investment companies managed by EVM or BMR.

Eaton Vance Floating-Rate Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Scott H. Page 11/30/59	President of the Portfolio	Since 2007	Vice President of EVM and BMR. Officer of 11 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 10/26/57	Vice President of the Trust	Since 2001	Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer of 81 registered investment companies managed by EVM or BMR.

Craig P. Russ 10/30/63	Vice President of the Portfolio	Since 2007	Vice President of EVM and BMR. Officer of 6 registered investment companies managed by EMV or BMR.

Judith A. Saryan 8/21/54	Vice President of the Trust	Since 2003	Vice President of EVM and BMR. Officer of 55 registered investment companies managed by EVM or BMR.

Susan Schiff 3/13/61	Vice President of the Trust	Since 2002	Vice President of EVM and BMR. Officer of 36 registered investment companies managed by EVM or BMR.

Thomas Seto 9/27/62	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric. Officer of 31 registered investment companies managed by EVM or BMR.

David M. Stein 5/4/51	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 31 registered investment companies managed by EVM or BMR.

Mark S. Venezia 5/23/49	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 36 registered investment companies managed by EVM or BMR.

Adam A. Weigold 3/22/75	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 71 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008(2)	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 173 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2008, Ms. Campbell served as Assistant Treasurer of the Portfolio since 2000.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-262-1122.

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Investment Adviser of Floating Rate Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Floating-Rate Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Floating-Rate Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

1044-12/08  FRSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s last two fiscal years ended October 31, 2007 and October 31, 2008 by the Fund’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	10/31/2007	10/31/2008

Audit Fees	$82,020	$79,875

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$19,177	$19,850

All Other Fees(3)	$0	$6,719

Total	$101,197	$106,444

(1)                                Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)                                Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)                                All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the registrant’s fiscal years ended October 31, 2007 and October 31, 2008, the registrant was billed $35,000 and $40,000, respectively, by D&T the principal accountant for the registrant, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal years ended October 31, 2007 and October 31, 2008; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods, respectively.

Fiscal Years Ended	10/31/2007	10/31/2008

Registrant	$19,177	$26,569

Eaton Vance(1)	$286,446	$317,301

(1) Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Floating Rate Portfolio

By:	/s/Scott H. Page
Scott H. Page
President

Date:	December 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	December 12, 2008

By:	/s/Scott H. Page
Scott H. Page
President

Date:	December 12, 2008